Short-Term and Long-Term Financial Liabilities - Schedule of the Carrying Amount of Convertible Notes (Details) - USD ($)		3 Months Ended	12 Months Ended
		Mar. 31, 2026	Dec. 31, 2025
Schedule of the Carrying Amount of Convertible Notes [Abstract]
Opening balance		$ 85,811,096	$ 72,995,438
Additions		2,745,488	19,929,687
Converted into shares			(2,220,431)
Debt discount		(983,384)	(7,590,005)
Embedded derivative			(3,915,094)
Accrued interest, net	[1]	112,161	6,611,501
Ending balance		$ 87,685,361	$ 85,811,096

[1]	The amount includes US$4,143,466 (2025: US$2,913,965) relating to interest expense on convertible notes which is recorded under financial expense.